Foreign Exchange Gain (loss) and Other Income (Expenses) (Tables)	12 Months Ended
Dec. 31, 2025
Foreign Exchange Gain (loss) and Other Income (Expenses)
Schedule of foreign exchange gain (loss) and other income (expenses)

	2025	2024
Gain (loss) on derivative financial instruments(1)	$32.7	$(6.0)
Foreign exchange gain (loss)	4.3	(14.7)
Other income (expenses)	(0.3)	—
	$36.7	$(20.7)
1.	The gain (loss) on derivative financial instruments includes the mark-to-market of financial instruments that are designated at FVTPL. The financial instruments include warrants and other derivative instruments the Company holds.